Board Compensation and Key Management Personnel - Summary of Consolidated Statement of Profit and Loss for the Remuneration of the (Former) Members of the Supervisory Board (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	€ 826,578	€ 696,942	€ 190,273
Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	180,436	233,761	141,705
Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	128,474	70,778	15,475
Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	97,315	91,811
John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	152,186	63,230
Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	123,298	111,641
Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	144,869	125,721
Gabriele Dallmann [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees			16,795
Gerard van Odijk [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees			16,298
Cash compensation [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	252,703	176,620	37,235
Cash compensation [member] | Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	59,840	50,394	26,325
Cash compensation [member] | Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	37,530	19,850
Cash compensation [member] | Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	35,445	24,852
Cash compensation [member] | John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	38,573	26,230
Cash compensation [member] | Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	39,615	26,938
Cash compensation [member] | Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	41,700	28,356
Cash compensation [member] | Gabriele Dallmann [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees			11,000
Option cost [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	573,875	520,322	152,948
Option cost [member] | Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	120,596	183,367	115,380
Option cost [member] | Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	90,944	50,928	15,475
Option cost [member] | Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	61,870	66,959
Option cost [member] | John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	113,613	37,000
Option cost [member] | Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	83,683	84,703
Option cost [member] | Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	€ 103,169	€ 97,365
Option cost [member] | Gabriele Dallmann [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees			5,795
Option cost [member] | Gerard van Odijk [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees			€ 16,298